UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21215

        Nuveen Insured Florida Tax-Free Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            06/30

Date of reporting period:          09/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Insured Florida Tax-Free Advantage Municipal Fund (NWF) September 30, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Education and Civic Organizations - 12.3% (8.1% of Total Investments)
$2,240	FSU Financial Assistance Inc., Florida, General Revenue Bonds, Educational and Athletic	No Opt. Call	AAA	$2,447,782
	Facilities Improvements, Series 2004, 5.000%, 10/01/14 - AMBAC Insured
1,985	North Miami, Florida, Educational Facilities Revenue Refunding Bonds, Johnson and	4/13 at 100.00	AAA	2,093,480
	Wales University,Series 2003A, 5.000%, 4/01/19 - XLCA Insured
	Volusia County Educational Facilities Authority, Florida, Revenue Refunding Bonds,
	Embry-Riddle Aeronautical University, Series 2003:
1,000	5.200%, 10/15/26 - RAAI Insured	10/13 at 100.00	AA	1,046,640
1,250	5.200%, 10/15/33 - RAAI Insured	10/13 at 100.00	AA	1,300,425

	Healthcare - 16.2% (10.7% of Total Investments)
4,000	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/13 at 100.00	A+	4,352,160
	System/Sunbelt Obligated Group, Series 2003D, 5.875%, 11/15/29
3,000	Pinellas County Health Facilities Authority, Florida, Revenue Bonds, Baycare Health System,	5/13 at 100.00	A1	3,222,600
	Series 2003, 5.750%, 11/15/27
1,500	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health	2/13 at 100.00	AA-	1,553,805
	Systems of South Florida, Series 2003, 5.200%, 11/15/28

	Housing/Single Family - 1.8% (1.2% of Total Investments)
920	Florida Housing Finance Agency, GNMA Collateralized Home Ownership Revenue Refunding	No Opt. Call	AAA	997,519
	Bonds, Series 1987G-1, 8.595%, 11/01/17

	Tax Obligation/General - 5.1% (3.4% of Total Investments)
2,660	Grand Prairie Independent School District, Dallas County, Texas, General Obligation	2/13 at 100.00	AAA	2,886,180
	Bonds, Series 2003, 5.375%, 2/15/26 - FSA Insured

	Tax Obligation/Limited - 71.8% (47.4% of Total Investments)
400	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%,	10/14 at 100.00	AAA	423,320
	10/01/23 - MBIA Insured
1,000	Escambia County, Florida, Sales Tax Revenue Refunding Bonds, Series 2002, 5.250%, 10/01/17	10/12 at 101.00	AAA	1,097,850
	- AMBAC Insured
1,525	Fernandina Beach, Florida, Utility Acquisition and Improvement Revenue Bonds, Series	9/13 at 100.00	AAA	1,608,631
	2003, 5.000%, 9/01/23 - FGIC Insured
3,000	Florida Municipal Loan Council, Revenue Bonds, Series 2003B, 5.000%, 12/01/28 - MBIA Insured	12/13 at 100.00	AAA	3,129,540
1,500	Hillsborough County School Board, Florida, Certificates of Participation, Series 2003, 5.000%,	7/13 at 100.00	AAA	1,566,990
	7/01/29 - MBIA Insured
2,270	Jacksonville, Florida, Local Government Sales Tax Revenue Refunding and Improvement	10/12 at 100.00	AAA	2,498,998
	Bonds, Series 2002, 5.375%, 10/01/18 - FGIC Insured
2,265	Lakeland, Florida, Utility Tax Revenue Bonds, Series 2003B, 5.000%, 10/01/20 - AMBAC Insured	10/12 at 100.00	AAA	2,412,112
1,000	Lee County, Florida, Local Option Gas Tax Revenue Bonds, Series 2004, 5.000%,	10/14 at 100.00	Aaa	1,064,470
	10/01/20 - FGIC Insured
1,330	Mira Lago West Community Development District, Florida, Capital Improvement Revenue	5/15 at 101.00	N/R	1,338,685
	Bonds, Series 2005, 5.375%, 5/01/36
2,000	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002A, 5.125%, 1/01/17 - FGIC Insured	1/13 at 100.00	AAA	2,158,600
1,500	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002B, 5.125%, 1/01/32 - FGIC Insured	1/13 at 100.00	AAA	1,571,835
3,370	Osceola County School Board, Florida, Certificates of Participation, Series 2002A, 5.125%, 6/01/20 -	6/12 at 101.00	Aaa	3,609,573
	AMBAC Insured
3,335	Palm Bay, Florida, Local Optional Gas Tax Revenue Bonds, Series 2004, 5.250%, 10/01/20 - MBIA	10/14 at 100.00	AAA	3,668,467
	Insured
3,670	Palm Beach County School Board, Florida, Certificates of Participation, Series 2002D, 5.000%,	8/12 at 100.00	AAA	3,806,267
	8/01/28 - FSA Insured
2,000	Palm Beach Gardens, Florida, Special Obligation Revenue Bonds, Series 2004, 5.000%, 5/01/20 -	2/13 at 100.00	AAA	2,124,180
	AMBAC Insured
2,115	Port St. Lucie, Florida, Sales Tax Revenue Bonds, Series 2003, 5.000%, 9/01/23 - MBIA Insured	9/13 at 100.00	AAA	2,230,987
1,730	St. John's County, Florida, Sales Tax Revenue Bonds, Series 2004A, 5.000%, 10/01/24 - AMBAC	10/14 at 100.00	AAA	1,828,212
	Insured
4,000	St. Lucie County School Board, Florida, Certificates of Participation, Master Lease Program, Series	7/14 at 100.00	AAA	4,206,640
	2004A, 5.000%, 7/01/24 - FSA Insured

	Transportation - 10.9% (7.2% of Total Investments)
2,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002A,	10/12 at 100.00	AAA	2,080,100
	5.125%, 10/01/32 - FSA Insured
2,105	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Refunding Bonds, Series	10/13 at 100.00	AAA	2,241,278
	2003A, 5.000%, 10/01/17 - FSA Insured
1,730	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/22 -	10/14 at 100.00	AAA	1,834,855
	AMBAC Insured

	U.S. Guaranteed *** - 5.8% (3.8% of Total Investments)
2,950	Palm Beach County School Board, Florida, Certificates of Participation, Series 2002D, 5.250%,	8/12 at 100.00	AAA	3,251,520
	8/01/20 (Pre-refunded to 8/01/12) - FSA Insured

	Utilities - 3.8% (2.5% of Total Investments)
2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%, 7/01/26 - FSA	7/12 at 101.00	AAA	2,129,240
	Insured

	Water and Sewer - 23.8% (15.7% of Total Investments)
1,000	Bay County, Florida, Water System Revenue Bonds, Series 2005, 5.000%, 9/01/25 - AMBAC Insured	9/15 at 100.00	Aaa	1,060,570
2,000	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2002A, 5.375%, 10/01/30 - MBIA	4/07 at 100.00	AAA	2,053,640
	Insured
1,670	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2005, 5.000%, 10/01/25 - MBIA	10/14 at 100.00	AAA	1,757,141
	Insured
3,000	Marco Island, Florida, Water Utility System Revenue Bonds, Series 2003, 5.000%, 10/01/27 - MBIA	10/13 at 100.00	AAA	3,144,030
	Insured
2,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 1999A, 5.000%, 10/01/29 -	10/09 at 101.00	AAA	2,063,000
	FGIC Insured
500	North Port, Florida, Utility System Revenue Bonds, Series 2000, 5.000%, 10/01/25 - FSA Insured	10/10 at 101.00	Aaa	527,265
1,095	Palm Bay, Florida, Utility System Revenue Bonds, Series 2004, 5.250%, 10/01/20 - MBIA Insured	10/14 at 100.00	AAA	1,204,489
1,500	Port St. Lucie, Florida, Stormwater Utility System Revenue Refunding Bonds, Series 2002, 5.000%,	5/12 at 100.00	AAA	1,580,984
	5/01/23 - MBIA Insured

$80,115	Total Long-Term Investments (cost $82,032,513) - 151.5%			85,174,060

	Other Assets Less Liabilities - 0.1%			50,815

	Preferred Shares, at Liquidation Value - (51.6)%			(29,000,000)

	Net Assets Applicable to Common Shares - 100%			$56,224,875

Forward Swaps outstanding at September 30, 2005:
		Fixed Rate	Fixed Rate	Floating Rate	Floating Rate			Unrealized
	Notional	Paid by the Fund	Payment	Received by the Fund	Payment		Termination	Appreciation
Counterparty	Amount	(annualized)	Frequency	Based On	Frequency	Effective Date (2)	Date	(Depreciation)

Citigroup	$700,000	4.699%	Semi-annually	3-month USD-LIBOR	Quarterly	2/27/06	2/27/26	$ 26,953
JPMorgan	2,000,000	4.833%	Semi-annually	3-month USD-LIBOR	Quarterly	2/09/06	2/09/36	64,252
JPMorgan	2,700,000	5.075%	Semi-annually	3-month USD-LIBOR	Quarterly	2/22/06	2/22/26	(22,610)

								$ 68,595

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates)

At least 80% of the Fund’s net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or
Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund’s net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are
(i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody’s, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2005, the cost of investments was $82,573,667.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2005, were as follows:

Gross unrealized:
Appreciation	$3,195,315
Depreciation	(594,922)

Net unrealized appreciation of investments	$2,600,393

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Florida Tax-Free Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         11/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         11/29/05

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         11/29/05

* Print the name and title of each signing officer under his or her signature.